Stock Option Plan	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Stock Option Plan [Abstract]
Stock Option Plan
7.	Stock Option Plan

Stock Options

Stock option activity during the three months ended September 30, 2011 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2011	2,765,729	$19.23
Granted	158,486	26.78
Exercised	(63,631)	16.37
Forfeited or canceled	(12,559)	23.25

Outstanding, September 30, 2011	2,848,025	$19.70	4.52	$16,403

Stock options exercisable at September 30, 2011	1,900,577	$18.52	3.74	$13,181

The total intrinsic value of options exercised during the three months ended September 30, 2011 was $1.1 million. The weighted-average grant date fair value of options granted during the three months ended September 30, 2011 was $11.58.

As of September 30, 2011, there was $7.7 million of total unrecognized compensation expense related to unvested stock options granted. The cost is expected to be recognized over a weighted average period of 2.3 years. During the three months ended September 30, 2011 and September 30, 2010, the Company recognized $1.1 million and $1.4 million, respectively of stock based compensation expense related to stock options.

Restricted Stock Awards

Restricted stock award activity during the three months ended September 30, 2011 was as follows:

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2011	444,151	$23.62
Granted	309,227	26.78
Vested	(61,150)	22.02
Forfeited or canceled	(4,315)	23.44

Nonvested, September 30, 2011	687,913	$25.19

As of September 30, 2011, there was $12.4 million of total unrecognized compensation expense related to unvested restricted stock awards granted. The cost is expected to be recognized over a weighted average period of 2.6 years. The total fair value of shares vested during the three months ended September 30, 2011 was $1.3 million. During the three months ended September 30, 2011 and September 30, 2010, the Company recognized $1.1 million and $2.0 million, respectively of stock based compensation expense related to restricted stock awards.

10.    Stock Option Plan

The Company adopted a Stock Option Plan (the Plan) in May 2000. Under the Plan, employees, outside directors and independent contractors are able to participate in the Company's future performance through the awards of nonqualified stock options to purchase common stock. In December 2003, the Board increased the total number of common stock shares reserved and available for grant and issuance pursuant to the Plan to 2,549,019 shares. In November 2007, the Board adopted the 2007 Plan increasing the number of common stock shares reserved to 4,213,921 shares plus the increases in the shares pursuant to the "evergreen provision" that may be issued under the 2007 Plan over the course of its ten-year term. Each stock option is exercisable pursuant to the vesting schedule set forth in the stock option agreement granting such stock option, generally over four years. No stock option shall be exercisable after the expiration of its option term. The Company has granted stock options under the 2007 Plan. The Company has also granted stock options to executive officers under stand-alone agreements outside the Plan. Options granted under stand-alone agreements totaled 1,441,168 as of June 30, 2011 and June 30, 2010. Under both the Plan and the 2007 Plan, there have been no grants of nonqualified stock options to independent contractors.

Effective July 1, 2006, the Company adopted the fair value recognition provisions of ASC 718 using the prospective transition method which requires the Company to apply the provisions of ASC 718 only to awards granted, modified, repurchased or cancelled after July 1, 2006. Equity-based compensation expense for all equity-based compensation awards granted after July 1, 2006 is based on the grant-date fair value estimated in accordance with the provisions of ASC 718. The Company recognizes these compensation costs on a straight-line basis over the requisite service period, which is generally the vesting period of the award.

The Company uses the Black-Scholes option pricing model method to calculate the fair value of stock options. The use of option valuation models requires the input by management of highly subjective assumptions, including the expected stock price volatility, the expected life of the option term and forfeiture rate. These assumptions are utilized by the Company in determining the estimated fair value of stock options.

The fair value of our service and performance based stock options was estimated as of the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended June 30,
	2011	2010	2009
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48%	51%	48%
Risk-free interest rate	1.25% to 2.37%	2.04% to 2.43%	1.81% to 3.11%
Expected life of the option term (in years)	5.11	5.11	5.11
Forfeiture rate	20% to 30%	20% to 30%	20% to 30%

The fair value of the options granted for the years ended June 30, 2011, 2010 and 2009 was $1.1 million, $6.5 million and $6.6 million, respectively. This amount will be expensed over the expected vesting.

Dividend yield — The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future.

Expected volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. Since the Company's common shares have recently been publicly traded and therefore does not have sufficient historical data, the basis for the standard option volatility calculation is derived from known publicly traded comparable companies. The annual volatility for these companies is derived from their historical stock price data.

Risk-free interest rate — The assumed risk free rate used is a zero coupon U.S. Treasury security with a maturity that approximates the expected term of the option.

Expected life of the option term — This is the period of time that the options granted are expected to remain unexercised. Options granted during the year have a maximum term of eight years. The Company estimates the expected life of the option term based on an average life between the dates that options become fully vested and the maximum life of options granted.

Forfeiture rate — This is the estimated percentage of options granted that are expected to be forfeited or canceled before becoming fully vested. The Company uses a forfeiture rate that is based on historical forfeitures at various classification levels with the Company.

Stock option activity including stand-alone agreements during the years ended June 30, 2011 and 2010 are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2008	4,766,849	$11.20	5.19	$49,167
Granted	835,500	22.49
Exercised	(1,344,993)	7.28
Forfeited or canceled	(163,148)	16.27

Outstanding, June 30, 2009	4,094,208	$14.59	5.16	$28,516
Granted	950,700	18.85
Exercised	(936,195)	9.07
Forfeited or canceled	(194,866)	17.21

Outstanding, June 30, 2010	3,913,847	$16.81	5.06	24,911
Granted	119,000	30.65
Exercised	(1,131,747)	11.79
Forfeited or canceled	(135,371)	21.46

Outstanding, June 30, 2011	2,765,729	$19.23	4.58	$38,485

Stock options exercisable at June 30, 2011	1,817,047	$18.41	3.91	$26,773

Stock options outstanding at June 30, 2011 included 598,037 stock options related to performance or market based options. During the year ended June 30, 2011, performance or market based options vested were 408,497. There were no performance or market based options granted or forfeited during the year ended June 30, 2011. Stock options exercisable at June 30, 2011 included 509,803 stock options related to performance based options. Vesting of performance based options is contingent on meeting various company-wide performance goals.

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last day of the year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2011. The amount of aggregate intrinsic value will change based on the fair market value of the Company's stock.

The total intrinsic value of options exercised for the years ended June 30, 2011, 2010 and 2009 was $22.2 million, $10.7 million and $19.4 million, respectively.

As of June 30, 2011, there was $7.0 million of total unrecognized compensation expense related to unvested stock options granted under the Stock Option Plans adopted in May 2000 and November 2007. The cost is expected to be recognized over a weighted average period of 2.10 years. During the years ended June 30, 2011, 2010 and 2009, the Company recognized $5.2 million, $5.2 million and $2.8 million of stock based compensation expense. The total income tax benefit recognized in the consolidated statements of operations related to stock options exercised during the years ended June 30, 2011, 2010 and 2009 was $5.0 million, $3.9 million and $6.9 million, respectively.

Restricted Stock Awards

In July 2009 the Restricted Stock Award (RSA) program was approved pursuant to the 2007 Plan. Under the Plan, employees, outside directors and independent contractors are able to participate in the Company's future performance through the awards of restricted stock. Each RSA vests pursuant to the vesting schedule set forth in the restricted stock agreement granting such RSA's, generally over three years. Under the 2007 Plan, there have been no awards of restricted stock to independent contractors.

Restricted stock award activity during the years ended June 30, 2011 and 2010 was as follows:

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2009	—	$—
Granted	225,946	18.29
Vested	(16,007)	17.46
Forfeited or canceled	(22,089)	17.46

Nonvested, June 30, 2010	187,850	18.46
Granted	451,143	25.19
Vested	(154,224)	22.08
Forfeited or canceled	(40,618)	23.03

Nonvested, June 30, 2011	444,151	$23.62

During the year ended June 30, 2011, 45,000 performance based restricted stock awards were granted and are outstanding at June 30, 2011. Vesting of the performance based restricted stock awards is contingent on certain financial performance goals.

The fair value of restricted stock awards granted for the year ended June 30, 2011 was $11.4 million. As of June 30, 2011, there was $6.7 million of total unrecognized compensation expense related to unvested restricted stock awards granted. The cost is expected to be recognized over a weighted average period of 2.34 years. The total fair value of shares vested during the year ended June 30, 2011 was $3.4 million. During the years ended June 30, 2011, 2010 and 2009, the Company recognized $4.3 million, $0.7 million, and $0.0 million, respectively, of stock based compensation expense related to restricted stock awards.